Borrowings - Schedule of Movement of Debt Discount on Convertible Notes (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Movement of Debt Discount on Convertible Notes [Abstract]
Opening balance	$ 481,104
Debt discount on convertible notes recognised during the period		1,279,184
Correction of debt discount and derivative liability		292,961
Amortisation of discount	(379,649)	(1,091,041)
Total debt discount on convertible notes	$ 101,455	$ 481,104